Revenue and Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue and Other Income [Abstract]
Cash discounts	$ 12,310,964	$ 4,797,540	$ 10,210,371
Rebates amount	1,958,849	1,516,458	1,267,081
Contract liabilities	$ 1,002,317	1,312,735	$ 301,986
Carrying amount
Estimated fair value		$ 600,000